Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (25,483)	$ (20,629)	$ (44,995)	$ (33,800)	$ (27,222)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	856	591	1,256	1,020	1,149
Stock-based compensation	1,245	148	1,066	318	219
Change in fair value of convertible preferred stock warrant liability		(51)	(45)	(20)
Inventory lower of cost or market adjustment	235	308	2,578	598	4,582
Write-off of deferred offering cost		2,920	2,920
Amortization of debt discount and interest accrual	1,059	123	1,129	446	8
Loss on disposal of property and equipment	2		12	8	176
Accretion on asset retirement obligation	17		8
Changes in operating assets and liabilities:
Accounts receivable	(880)	904	74	(650)	(254)
Inventory	(3,472)	(358)	(2,413)	(3,279)	(5,175)
Deposits on purchased inventory	1,059	(1,427)	(1,138)	(479)	(879)
Deferred cost of revenue	1,237	(3,828)	(4,070)	(4,712)
Prepaid expenses and other current assets	(394)	(386)	(703)	13	(167)
Other assets			(30)	28	(37)
Accounts payable	1,091	(3,008)	(2,053)	4,033	(666)
Notes payable			(240)
Accrued expenses and other long-term liabilities	686	(102)	1,532	(1,048)	2,074
Customer deposits and deferred revenue	2,172	4,509	5,263	10,055	821
Net cash used in operating activities	(20,570)	(20,286)	(39,849)	(27,469)	(25,371)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(5,748)	(1,137)	(4,151)	(2,003)	(1,198)
Purchase of intangibles and other assets	(12)		(104)		(500)
Change in restricted cash balance		500	110	(600)	105
Net cash used in investing activities	(5,760)	(637)	(4,145)	(2,603)	(1,593)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible notes, net		15,729		9,941
Repurchase of Series A convertible preferred stock				(37)
Proceeds from issuance of convertible preferred stock, net			15,729	4,969	34,860
Proceeds from draw down of long-term debt, net	14,982	27,381	30,000		14,534
Payment of debt issuance cost			(1,132)
Payments of long-term debt		(15,000)	(15,000)
Proceeds from common stock private placement, gross			29,447
Payment of offering costs related to common stock private placement			(2,808)
Payment of offering costs related to initial public offering		(628)	(2,728)	(222)
Proceeds from the exercise of stock options	110	10	24	21	1
Net cash provided by financing activities	15,092	27,492	53,532	14,672	49,395
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(11,238)	6,569	9,538	(15,400)	22,431
CASH AND CASH EQUIVALENTS-BEGINNING OF PERIOD	20,667	11,129	11,129	26,529	4,098
CASH AND CASH EQUIVALENTS-END OF PERIOD	9,429	17,698	20,667	11,129	26,529
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	1,398	963	2,332	1,504
Cash paid for taxes			1
SUPPLEMENTAL NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of convertible preferred stock warrants into common stock warrants in connection with the Merger			160,839
Conversion of convertible notes into new Series C convertible preferred stock				10,129
Purchase of property and equipment in accounts payable and accrued expenses	969		1,136	62	59
Fair value of common stock warrants issued to placement agents as payment for service			316
Transfer of property and equipment from inventory	$ 117
Asset retirement obligation			258
Conversion of convertible preferred stock warrants into common stock warrants			93
Cumulative dividends on convertible preferred stock			$ 0	0	2,898
Issuance of convertible preferred stock warrant					158
Deferred offering cost in accounts payable and accrued expenses		$ 532		$ 1,197
Series C Convertible Preferred Stock
SUPPLEMENTAL NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion convertible preferred stock					8,887
Series D-2 Convertible Preferred Stock
SUPPLEMENTAL NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion convertible preferred stock					16,249
Series B Convertible Preferred Stock
SUPPLEMENTAL NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion convertible preferred stock					$ 6,863